Payroll, staff and employee benefits obligations (Tables)	12 Months Ended
Dec. 31, 2024
Payroll, staff and employee benefits obligations
Schedule of liabilities for employee benefits obligations

As of December 31,
(M$)	2024	2023	2022
Pension benefits liabilities	1,290	1,453	1,308
Other benefits liabilities	411	468	467
Restructuring reserves (early retirement plans)	52	72	54
TOTAL	1,753	1,993	1,829
Net liabilities relating to assets held for sale	–	–	–

Schedule of fair value of the defined benefit obligation and plan assets

As of December 31,	Pension benefits			Other benefits
(M$)	2024	2023	2022	2024	2023	2022
Change in benefit obligation
Benefit obligation at beginning of year	8,847	8,267	11,777	468	467	633
Current service cost	191	178	202	8	12	15
Interest cost	328	355	195	19	20	12
Past service cost	60	47	27	(0)	–	9
Settlements	(55)	2	5	–	–	–
Plan participants’ contributions	26	23	17	–	–	1
Benefits paid	(538)	(563)	(661)	(26)	(24)	(22)
Actuarial losses / (gains)	(277)	393	(2,502)	(30)	(6)	(155)
Foreign currency translation and other	(406)	146	(793)	(28)	(1)	(25)
Benefit obligation at year-end	8,176	8,847	8,267	411	468	467
Of which plans entirely or partially funded	7,689	8,392	7,806	–	–	–
Of which plans not funded	487	455	461	411	468	467
Change in fair value of plan assets
Fair value of plan assets at beginning of year	(7,768)	(7,306)	(10,231)	–	–	–
Interest income	(313)	(332)	(190)	–	–	–
Actuarial losses / (gains)(a)	288	(272)	2,083	–	–	–
Settlements	57	–	2	–	–	–
Plan participants’ contributions	(26)	(23)	(17)	–	–	–
Employer contributions	(163)	(254)	(260)	–	–	–
Benefits paid	497	523	607	–	–	–
Foreign currency translation and other	355	(104)	700	–	–	–
Fair value of plan assets at year-end	(7,073)	(7,768)	(7,306)	–	–	–
(FUNDED) UNFUNDED STATUS	1,103	1,079	961	411	468	467
Asset ceiling	33	44	46	–	–	–
(ASSETS) LIABILITIES NET RECOGNIZED AMOUNT	1,136	1,123	1,007	411	468	467
Pension benefits and other benefits liabilities	1,290	1,453	1,308	411	468	467
Other non-current assets	(154)	(330)	(301)	–	–	–
Net benefit liabilities relating to assets held for sale	–	–	–	–	–	–

(a)The amount for 2024 includes an adjustment of $16 million related to asset ceiling, which impacts the net position (liabilities – assets).

Schedule of benefit amounts recognized, estimated future payments and actuarial assumptions

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2024	2023	2022	2024	2023	2022
Current service cost	191	178	202	8	12	15
Past service cost	60	47	27	(0)	–	9
Settlements	2	2	7	–	–	–
Net interest cost	21	28	5	19	20	12
Benefit amounts recognized on profit and loss	274	255	241	27	32	36
- Actuarial (gains) / losses
* Effect of changes in demographic assumptions	(69)	4	1	(4)	(8)	(9)
* Effect of changes in financial assumptions	(425)	188	(2,617)	(24)	(7)	(138)
* Effect of experience adjustments	217	204	111	(2)	8	(8)
* Actual return on plan assets	303	(272)	2,083	–	–	–
- Effect of asset ceiling	(16)	(3)	3	–	–	–
Benefit amounts recognized on other of consolidated statement of comprehensive income	11	121	(419)	(30)	(6)	(155)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	284	376	(178)	(3)	25	(119)

Estimated future payments
(M$)	Pension benefits	Other benefits
2025	509	24
2026	502	23
2027	556	22
2028	583	21
2029	574	20
2030-2034	3,023	105

	Pension benefits			Other benefits
As of December 31,	2024	2023	2022	2024	2023	2022
Discount rate (weighted average for all regions)	4.30%	3.89%	4.39%	4.17%	4.26%	4.45%
of which Euro zone	3.49%	3.27%	3.70%	3.41%	3.30%	3.48%
of which United States	5.00%	4.50%	4.50%	5.00%	4.50%	4.50%
of which United Kingdom	5.50%	4.50%	4.75%	–	–	–
Inflation rate (weighted average for all regions)	2.54%	2.49%	2.91%	–	–	–
of which Euro zone	1.98%	2.24%	2.49%	–	–	–
of which United States	2.50%	2.50%	2.50%	–	–	–
of which United Kingdom	3.25%	3.00%	3.25%	–	–	–

Schedule of asset allocation

Asset allocation	Pension benefits
as of December 31,	2024	2023	2022
Equity securities	17%	27%	26%
Debt securities	44%	47%	46%
Monetary	2%	2%	3%
Annuity contracts	32%	17%	17%
Real estate	5%	7%	8%

Schedule of sensitivity analysis impact on benefit obligation

A 0.5 point increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5 pt Increase	0.5 pt Decrease
Benefit obligation as of December 31, 2024	(423)	462

A 0.5 point increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5 pt Increase	0.5 pt Decrease
Benefit obligation as of December 31, 2024	244	(227)

Schedule of personnel expenses and Group employees

For the year ended December 31,	2024	2023	2022
Personnel expenses (M$)
Wages and salaries (including social charges)	9,460	9,210	9,002
TotalEnergies employees at December 31,
France (DROM COM includ.)
● Management	15,101	14,675	14,130
● Other	20,779	20,831	20,829
International
● Management	20,318	19,470	18,183
● Other	46,689	47,603	48,137
TOTAL	102,887	102,579	101,279